Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Trade receivables (net of bad debt provision)	£ 5,877.1	£ 6,572.2
Work in progress	279.1	264.1
VAT and sales taxes recoverable	284.4	236.6
Prepayments	265.6	248.1
Accrued income	3,023.4	3,150.1
Fair value of derivatives	1.8	0.2
Other debtors	493.1	501.0
Trade and other receivables	£ 10,224.5	£ 10,972.3